UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22721

KKR Alternative Corporate Opportunities Fund
(Exact name of registrant as specified in charter)

555 California Street 50th Floor San Francisco, California 94104
(Address of principal executive offices) (Zip code)

Nicole J. Macarchuk, Esq. KKR Asset Management LLC 555 California Street 50th Floor San Francisco, California 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415)-315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.   Schedule of Investments.

Alternative Corporate Opportunities Fund	January 31, 2013
(Unaudited)

Schedule of Investments

	Par†		Value
High Yield Securities - 46.4%
Banks - 0.6%
SquareTwo Financial Corp.
11.625%, 04/01/2017	162,000		$165,645

Capital Goods - 6.8%
Calcipar
6.875%, 05/01/2018 (a)	98,000		102,900
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	736,000		857,440
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (a) (d)	425,000		452,625
United Rentals North America, Inc.
10.250%, 11/15/2019	220,000		255,750
9.250%, 12/15/2019	74,000		84,915
			1,753,630
Consumer Durables & Apparel - 3.9%
Easton-Bell Sports Inc.
9.750%, 12/01/2016	118,000		127,294
Edcon Proprietary Ltd.
9.500%, 03/01/2018 (a)	EUR	317,000	430,362
3.433%, 06/15/2014 (a) (b)	EUR	344,000	450,671
			1,008,327
Consumer Services - 1.3%
Education Management Finance Corp. LLC
8.750%, 06/01/2014 (f) (g)	110,000		91,300
Pinnacle Entertainment
8.625%, 08/01/2017	230,000		246,100
			337,400
Diversified Financials - 1.6%
Nuveen Investments, Inc.
5.500%, 09/15/2015	175,000		169,750
TransUnion Financing Corp. LLC
11.375%, 06/15/2018	216,000		249,750
			419,500
Insurance - 0.8%
USI Holdings Corp.
7.750%, 01/15/2021 (a)	203,000		198,940

Materials - 12.6%
AM Castle & Co.
12.750%, 12/15/2016	437,000		515,660
American Rock Salt Co., LLC
8.250%, 05/01/2018 (a)	454,000		413,140
Ardagh Packaging Holdings Ltd.
11.125%, 06/01/2018 (a)	EUR	180,000	260,253
Cemex
9.500%, 06/15/2018 (a)	59,000		66,301
Cemex Finance BV
4.750%, 03/05/2014	EUR	195,000	266,587

	Par†		Value
Materials - 12.6% (continued)
Cemex Materials LLC
7.700%, 07/21/2025 (a)	495,000		$509,850
Ineos Finance PLC
9.000%, 05/15/2015 (a)	234,000		248,040
Novelis
8.375%, 12/15/2017	229,000		253,045
Ryerson, Inc.
9.000%, 10/15/2017 (a)	314,000		337,550
Schmolz + Bickenbach Luxembourg
9.875%, 05/15/2019 (a)	EUR	314,000	383,660
			3,254,086
Media - 8.0%
Catalina Marketing Corp.
11.023%, 11/15/2015 (a) (e)	336,000		241,920
10.500%, 10/01/2015 (a)	552,000		568,560
CCO Holdings Capital Corp. LLC
7.875%, 04/30/2018	230,000		245,813
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	102,000		106,590
Good Sam Enterprises LLC
11.500%, 12/01/2016 (f) (g)	214,000		227,375
Norcell Sweden Holding 2
10.750%, 09/29/2019 (a)	EUR	222,000	326,253
TL Acquisitions, Inc.
11.500%, 04/15/2020 (a)	451,000		358,545
			2,075,056
Real Estate - 1.0%
Realogy Group LLC
9.000%, 01/15/2020 (a)	223,000		258,680

Retailing - 2.7%
Gymboree Corp.
9.125%, 12/01/2018	664,000		624,160
Office Depot, Inc.
9.750%, 03/15/2019 (a)	82,000		90,200
			714,360
Software & Services - 4.5%
Fidelity National Information Services
7.625%, 07/15/2017	300,000		324,000
iPayment, Inc.
10.250%, 05/15/2018	608,000		550,240
Travelport LLC
9.875%, 09/01/2014 (f) (g)	318,000		299,715
			1,173,955
Technology Hardware & Equipment - 1.6%
Avaya, Inc.
7.000%, 04/01/2019 (a)	222,000		212,010
CDW LLC
12.535%, 10/12/2017	198,000		211,860
			423,870

	Par†		Value
Telecommunication Services - 1.0%
Cricket Communications, Inc.			.
7.750%, 05/15/2016	235,000		$247,337

TOTAL HIGH YIELD SECURITIES (Cost $11,735,122)			12,030,786

Leveraged Loans - 17.9%
Banks - 1.0%
Ocwen Financial Corp. Term Loan
7.000%, 09/01/2016 (b)	246,738		250,903

Capital Goods - 2.3%
Quinn Group Holdco Ltd. Term Loan, Tranche A-1
N/A, 10/14/2016 (b) (c) (f) (g)	EUR	415,000	540,166
Tomkins Air Distribution Term Loan, Tranche 2
9.250%, 04/28/2019 (b)	58,648		60,261
			600,427
Consumer Durables & Apparel - 3.5%
Easton-Bell Sports Inc.
11.500%, 06/30/2017 (d) (g)	897,610		897,610

Consumer Services - 1.0%
Education Management LLC Term Loan, Tranche C-2
N/A, 06/01/2016 (b) (c) (f) (g)	27,417		22,859
Education Management LLC Term Loan, Tranche C-3
8.250%, 03/30/2018 (b) (f) (g)	274,251		236,610
			259,469
Diversified Financials - 1.2%
BNY Convergex Group, LLC Term Loan, Tranche 2
N/A, 12/16/2017 (b) (c)	339,300		323,862

Food & Staples Retailing - 1.2%
Supervalue, Inc. Term Loan
N/A, 08/30/2018 (b) (c)	302,587		308,623

Media - 1.6%
Clear Channel Communications, Inc. Term Loan, Tranche A
N/A, 07/30/2014 (b) (c)	205,403		203,568
NEP Group, Inc. Term Loan, Tranche 2
N/A, 07/31/2020 (b) (c)	43,700		45,284
TL Acquisitions, Inc., Term Loan, Tranche 1
N/A, 06/28/2014 (b) (c)	206,372		160,541
			409,393
Retailing - 3.5%
Guitar Center Inc. Term Loan
N/A, 04/09/2017 (b) (c)	517,632		511,648
J Jill Term Loan
10.000%, 04/29/2017 (b) (g)	396,056		396,056
			907,704

	Par†/Shares	Value
Software & Services - 0.8%
RedPrairie Corp. Term Loan, Tranche 2
11.250%, 12/15/2019 (b)	213,951	$221,172

Technology Hardware & Equipment - 1.8%
Avaya, Inc. Term Loan, Tranche B-5
N/A, 03/30/2018 (b) (c)	52,261	52,770
Mitel US Holdings, Inc. Term Loan, Tranche 2
N/A, 08/16/2015 (b) (c) (f) (g)	402,264	401,258
		454,028

TOTAL LEVERAGED LOANS (Cost $4,578,958)		4,633,191

Common Stock - 0.4%
Software & Services - 0.3%
Verint Systems, Inc.	2,539	85,818

Technology Hardware & Equipment - 0.1%
Comverse Technology, Inc.	3,619	15,779
TOTAL COMMON STOCK (Cost $80,487)		101,597
TOTAL INVESTMENTS (Cost $16,394,567) †† - 64.7%		16,765,574
OTHER ASSETS EXCEEDING LIABILITIES, NET - 35.3%		9,141,236
NET ASSETS - 100.00%		$25,906,810

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2013, the tax basis cost of the Fund’s investments was $16,394,567, and the unrealized appreciation and depreciation were $429,081 and $(58,074), respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At January 31, 2013, these securities amounted to $6,767,900, which represents 26.1% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2013.
(c)	Unsettled bank loan. Interest rate not available as of January 31, 2013.
(d)	Represents a payment in-kind security which may pay interest/dividends in additional par/shares.
(e)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at January 31, 2013.
(f)	Security considered restricted. The total value of these securities as of January 31, 2013 was $1,819,283 and represented 7.0% of net assets.
(g)	Security considered illiquid. The total value of these securities as of January 31, 2013 was $3,112,949 and represented 12.0% of net assets.

EUR — Euro

PLC — Public Limited Company

Country Weightings:

(% of Net Assets)

United States	52.8%
South Africa	3.4%
Ireland	2.1%
Switzerland	1.5%
Luxembourg	1.4%
Sweden	1.3%
Spain	1.0%
Great Britain	1.0%
Mexico	0.2%
64.7%
Other Assets Exceeding Liabilities, Net	35.3%
100.0%

The list of the open forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

					Unrealized
	Currency to		Currency to		Appreciation
Settlement Date	Deliver		Receive		(Depreciation)
02/11/13	USD	537,734	EUR	399,624	$4,818
02/11/13-04/30/13	EUR	1,519,624	USD	2,015,398	(48,252)
					$(43,434)

A summary of the counterparties for the open forward currency contracts held by the Fund at January 31, 2013 is as follows:

				Unrealized
		Currency to	Currency to	Appreciation
Counterparty	Settlement Date	Deliver	Receive	(Depreciation)
Citigroup	02/28/13	$(271,554)	$266,362	$(5,192)
JPMorgan Chase	02/11/13-04/30/13	(2,329,830)	2,291,588	(38,242)
				$(43,434)

The table below sets forth information about the levels within the fair value hierarchy at with the Fund’s investments were measured at January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$12,030,786	$—	$12,030,786
Leveraged Loans	—	3,339,525	1,293,666	4,633,191
Common Stock	101,597	—	—	101,597
Total Investments in Securities	$101,597	$15,370,311	$1,293,666	$16,765,574

	Level 1	Level 2	Level 3	Total
Financial Derivatives Instruments
Assets - Foreign Currency Contracts	$—	$4,818	$—	$4,818
Liabilities - Foreign Currency Contracts	—	(48,252)	—	(48,252)
Total Financial Derivative Instruments	$—	$(43,434)	$—	$(43,434)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Leveraged Loans
Beginning Balance at November 1, 2012	$—
Net Purchases	1,293,666
Net Sales	—
Accrued Discounts/(Premiums)	—
Realized Gain/(Loss)	—
Net Change in Unrealized Appreciation/(Depreciation)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of January 31, 2013	$1,293,666

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2013	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Impact to Valuation
	Fair Value as of	Valuation	Unobservable		from an Increase in
Financial Asset	January 31, 2013	Technique	Inputs	Range (Weighted Average)	Input
Leveraged Loans	$1,293,666	Yield Analysis	Yield	10%-12% (11)%	Decrease
			Discount margin	922bps-1,094bps (1,041bps)	Decrease
			Net leverage	2x-5x (4x)	Decrease
			Illiquidity discount	0%-1% (1%)	Decrease

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)           There have been no changes in the registrant’s internal control over financial reporting during the period from October 31, 2012 to January 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Alternative Corporate Opportunities Fund

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer
Date: April 1, 2013

By	/s/ Michael R. McFerran
Michael R. McFerran
Treasurer and Principal Financial Officer
Date: April 1, 2013